CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CANTOR PARTNERS II, INC. - CANTOR EQUITY PARTNERS II, INC. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net income (loss)	$ 2,396,410	$ (27,148)	$ 17,516	$ (70,682)
Other comprehensive income (loss):
Change in unrealized depreciation of available-for-sale debt securities	(115,760)	0	138,047	0
Total other comprehensive income (loss)	(115,760)	0	138,047	0
Comprehensive income (loss)	$ 2,280,650	$ (27,148)	$ 155,563	$ (70,682)